Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments and other current assets
Schedule of prepayments and other current assets

	December 31,
	2024	2025
	US$	US$

Interest receivable	69,814	111,694
Value added taxes to be deducted	51,200	60,439
Receivables from payment platforms	22,401	30,263
Employee advances	1,500	208
Prepayments and deposits to vendors and content providers	8,323	13,453
Deposits	6,147	6,251
Amount due from a lessee of sale-and-leaseback arrangement - net (Note 9)	14,157	14,384
Net assets subject to disposal related to YY Live (Note 3)	38,194	—
Others	35,802	18,874
Total	247,538	255,566